Accounts receivable	12 Months Ended
Dec. 31, 2011
Accounts receivable [Abstract]
Accounts receivable
Note 14 – Accounts receivable

Accounts receivable are presented net of allowances for doubtful accounts. The allowance for doubtful accounts receivables at December 31, 2011 was $25 million (2010: $25 million).

The Company did not recognize any bad debt expense in 2011 or 2010, but has instead reduced contract revenue for the disputed amounts.